Impairment of Securities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Securities Available for Sale [Member]
Schedule of Fair Values and Gross Unrealized Losses on Investments

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Available for Sale:
U.S. agency securities	$1,570	$8	$856	$5	$2,426	$13
Obligations of state and political subdivisions	656	2	11,952	217	12,608	219
Asset-backed securities	—	—	30,121	202	30,121	202
Collateralized loan obligations	126,309	2,299	—	—	126,309	2,299
Corporate bonds	43,814	203	54,178	876	97,992	1,079
Trust preferred securities	—	—	6,800	1,091	6,800	1,091
Collateralized mortgage obligations	26,739	222	47,010	1,456	73,749	1,678
Residential pass-through securities	43,435	306	75,149	840	118,584	1,146

Total	$242,523	$3,040	$226,066	$4,687	$468,589	$7,727

	June 30, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Available for Sale:
U.S. agency securities	$826	$1	$84	$1	$910	$2
Obligations of state and political subdivisions	946	3	23,140	770	24,086	773
Asset-backed securities	28,404	630	25,169	197	53,573	827
Collateralized loan obligations	84,705	270	24,829	247	109,534	517
Corporate bonds	19,790	210	53,811	1,249	73,601	1,459
Trust preferred securities	—	—	6,766	1,121	6,766	1,121
Collateralized mortgage obligations	21,806	219	50,028	1,515	71,834	1,734
Residential pass-through securities	—	—	123,666	2,765	123,666	2,765

Total	$156,477	$1,333	$307,493	$7,865	$463,970	$9,198

The following two tables summarize the fair values and gross unrealized losses within the available for sale and held to maturity portfolios.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)

Securities available for sale:
June 30, 2014:
U.S. agency securities	$826	$1	$84	$1	$910	$2
Obligations of state and political subdivisions	946	3	23,140	770	24,086	773
Asset-backed securities	28,404	630	25,169	197	53,573	827
Collateralized loan obligations	84,705	270	24,829	247	109,534	517
Corporate bonds	19,790	210	53,811	1,249	73,601	1,459
Trust preferred securities	—	—	6,766	1,121	6,766	1,121
Collateralized mortgage obligations	21,806	219	50,028	1,515	71,834	1,734
Residential pass-through securities	—	—	123,666	2,765	123,666	2,765

Total	$156,477	$1,333	$307,493	$7,865	$463,970	$9,198

June 30, 2013:
Obligations of state and political subdivisions	$25,307	$2,253	$—	$—	$25,307	$2,253
Asset-backed securities	19,675	620	—	—	19,675	620
Collateralized loan obligations	27,930	70	—	—	27,930	70
Corporate bonds	149,190	949	—	—	149,190	949
Trust preferred securities	—	—	6,324	1,554	6,324	1,554
Collateralized mortgage obligations	60,740	3,525	—	—	60,740	3,525
Residential pass-through securities	244,429	8,545	—	—	244,429	8,545
Commercial pass-through securities	89,695	4,494	—	—	89,695	4,494

Total	$616,966	$20,456	$6,324	$1,554	$623,290	$22,010

Securities Held to Maturity [Member]
Schedule of Fair Values and Gross Unrealized Losses on Investments

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Held to Maturity:
At December 31, 2014
U.S. agency securities	$—	$—	$141,936	$1,394	$141,936	$1,394
Obligations of state and political subdivisions	13,964	66	30,580	658	44,544	724
Collateralized mortgage obligations	41	1	5	1	46	2
Commercial pass-through securities	13,077	203	24,105	414	37,182	617

Total	$27,082	$270	$196,626	$2,467	$223,708	$2,737

	June 30, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Held to Maturity:
U.S. agency securities	$—	$—	$141,919	$1,408	$141,919	$1,408
Obligations of state and political subdivisions	5,808	36	57,056	1,519	62,864	1,555
Collateralized mortgage obligations	30	1	—	—	30	1
Residential pass-through securities	59,993	83	—	—	59,993	83
Commercial pass-through securities	56,234	230	96,937	1,812	153,171	2,042

Total	$122,065	$350	$295,912	$4,739	$417,977	$5,089

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities held to maturity:
June 30, 2014:
U.S. agency securities	$—	$—	$141,919	$1,408	$141,919	$1,408
Obligations of state and political subdivisions	5,808	36	57,056	1,519	62,864	1,555
Collateralized mortgage obligations	30	1	—	—	30	1
Residential pass-through securities	59,993	83	—	—	59,993	83
Commercial pass-through securities	56,234	230	96,937	1,812	153,171	2,042

Total	$122,065	$350	$295,912	$4,739	$417,977	$5,089

June 30, 2013:
U.S. agency securities	$139,699	$3,622	$—	$—	$139,699	$3,622
Obligations of state and political subdivisions	59,109	4,083	—	—	59,109	4,083
Collateralized mortgage obligations	4	1	44	1	48	2
Commercial pass-through securities	90,935	4,716	—	—	90,935	4,716

Total	$289,747	$12,422	$44	$1	$289,791	$12,423